Goodwill - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill	$ 3,270,952	$ 1,545,424
Netspend Holdings Inc
Goodwill [Line Items]
Addition to purchase price allocation	584	$ 627
TransFirst
Goodwill [Line Items]
Goodwill	$ 1,728,088